ORGANIZATION AND DESCRIPTION OF BUSINESS (Details)	Feb. 21, 2025	Jun. 17, 2024	Jun. 14, 2024	Jan. 29, 2024 $ / shares	Apr. 21, 2023 $ / shares	Sep. 30, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Common stock, par value (in usd per share)				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Reverse stock split	0.0588	0.0769	0.0769	0.1429	0.0333